Consolidated Group balance sheet - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Non-current assets
Intangible assets: goodwill	$ 1,757	$ 1,721
Intangible assets: other	546	521
Right of use assets	895	1,111
Property, plant and equipment	1,305	1,389
Interests in associates	5	4
Other financial assets	18	12
Retirement benefit assets	108	0
Deferred tax assets	303	216
Trade and other receivables	428	377
Derivative financial assets	16	28
Non-current assets	5,381	5,379
Current assets
Inventories	3,426	2,880
Trade and other receivables	3,331	3,042
Current tax receivable	4	0
Other financial assets	0	9
Derivative financial assets	5	11
Cash and cash equivalents	1,335	2,115
Assets held for sale	3	20
Current assets	8,104	8,077
Total assets	13,485	13,456
Current liabilities
Trade and other payables	4,022	3,591
Current tax payable	303	293
Borrowings	183	531
Lease liabilities	263	281
Provisions	72	53
Current liabilities	4,843	4,749
Non-current liabilities
Trade and other payables	342	338
Borrowings	2,528	2,635
Lease liabilities	827	1,074
Deferred tax liabilities	0	26
Provisions	123	202
Retirement benefit obligations	12	61
Non-current liabilities	3,832	4,336
Total liabilities	8,675	9,085
Net assets	4,810	4,371
Equity
Share capital	30	30
Share premium	9	9
Reserves	4,771	4,332
Equity attributable to shareholders of the Company	$ 4,810	$ 4,371